UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21633

Cohen & Steers Dividend Majors Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.2%
CONSUMER—CYCLICAL 3.8%
APPAREL 0.4%
NIKE	9,100	$688,870
AUTO PARTS EQUIPMENT 0.7%
Johnson Controls (a)	32,900	1,367,653
LEISURE TIME 0.2%
Carnival Corp. (Panama)	11,500	441,140
MEDIA 0.9%
The Walt Disney Co.	26,300	1,133,267
Time Warner Cable	6,500	463,710
		1,596,977
RETAIL 1.3%
Nordstrom	25,500	1,144,440
Ross Stores	17,100	1,216,152
		2,360,592
SPECIALTY RETAIL 0.3%
Home Depot	13,600	504,016
TOTAL CONSUMER—CYCLICAL		6,959,248
CONSUMER—NON-CYCLICAL 5.6%
AGRICULTURE 1.3%
Archer-Daniels-Midland Co.	25,700	925,457
Philip Morris International	21,800	1,430,734
		2,356,191
BEVERAGE 0.3%
PepsiCo	7,500	483,075
COSMETICS/PERSONAL CARE 0.5%
Procter & Gamble Co.	14,600	899,360

	Number of Shares	Value
RESTAURANT 1.6%
McDonald’s Corp.	25,300	$1,925,077
Tim Hortons (Canada)	22,000	997,772
		2,922,849
RETAIL 1.9%
Costco Wholesale Corp. (a)	15,900	1,165,788
CVS Caremark Corp. (a)	54,200	1,860,144
Wal-Mart Stores (a)	9,200	478,860
		3,504,792
TOTAL CONSUMER— NON-CYCLICAL		10,166,267
ENERGY 8.0%
OIL & GAS 6.8%
Apache Corp. (a)	15,400	2,016,168
Chevron Corp. (a)	26,800	2,879,124
ConocoPhillips (a)	24,300	1,940,598
Devon Energy Corp.	2,600	238,602
Exxon Mobil Corp.	31,600	2,658,508
Marathon Oil Corp.	4,800	255,888
Occidental Petroleum Corp. (a)	18,600	1,943,514
Peabody Energy Corp.	7,400	532,504
		12,464,906
OIL & GAS SERVICES 1.2%
Halliburton Co.(a)	21,700	1,081,528
Schlumberger Ltd.	10,900	1,016,534
		2,098,062
TOTAL ENERGY		14,562,968

	Number of Shares	Value
FINANCIAL 8.3%
BANK 3.1%
Bank of America Corp. (a)	88,300	$1,177,039
Bank of New York Mellon Corp.	32,800	979,736
BankUnited	9,652	277,109
PNC Financial Services Group (a)	9,900	623,601
Toronto-Dominion Bank (Canada)	10,900	964,642
US Bancorp	35,000	925,050
Wells Fargo & Co.	23,000	729,100
		5,676,277
CREDIT CARD 0.5%
American Express Co. (a)	20,700	935,640
DIVERSIFIED FINANCIAL SERVICE 3.0%
Citigroup (b)	297,800	1,316,276
Franklin Resources (a)	4,100	512,828
Goldman Sachs Group	5,400	855,738
JPMorgan Chase & Co. (a)	57,500	2,650,750
		5,335,592
INSURANCE 1.7%
Chubb Corp.	7,200	441,432
Power Corp., (Canada)	32,600	966,063
Prudential Financial	27,600	1,699,608
		3,107,103
TOTAL FINANCIAL		15,054,612
HEALTH CARE 5.6%
HEALTH CARE PROVIDERS & SERVICES 0.8%
UnitedHealth Group	30,900	1,396,680

	Number of Shares	Value
HEALTHCARE PRODUCTS 2.8%
Baxter International	8,900	$478,553
Becton Dickinson & Co.	10,600	843,972
Covidien PLC	30,900	1,604,946
Johnson & Johnson	19,100	1,131,675
Medtronic	5,700	224,295
Patterson Cos.(a)	27,100	872,349
		5,155,790
PHARMACEUTICAL 2.0%
Abbott Laboratories (a)	34,500	1,692,225
Merck & Co. (a)	36,400	1,201,564
Pfizer (a)	39,400	800,214
		3,694,003
TOTAL HEALTH CARE		10,246,473
INDUSTRIAL 5.5%
AEROSPACE & DEFENSE 2.0%
General Dynamics Corp. (a)	9,400	719,664
L-3 Communications Holdings	6,600	516,846
Lockheed Martin Corp.	15,500	1,246,200
United Technologies Corp.	14,200	1,202,030
		3,684,740
COMMERCIAL SERVICES & SUPPLIES 0.3%
Iron Mountain	18,100	565,263
DIVERSIFIED MANUFACTURING 1.6%
Eaton Corp.	13,300	737,352
General Electric Co.	108,400	2,173,420
		2,910,772
ENVIRONMENTAL CONTROL 0.4%
Waste Management	18,200	679,588
MACHINERY 0.3%
Finning International (Canada)	16,200	478,564

	Number of Shares	Value
TRANSPORTATION 0.9%
Norfolk Southern Corp. (a)	13,800	$955,926
United Parcel Service	10,200	758,064
		1,713,990
TOTAL INDUSTRIAL		10,032,917
MATERIALS 1.7%
CHEMICALS 0.9%
Dow Chemical Co.	24,000	906,000
Ecolab	13,900	709,178
		1,615,178
METALS & MINING 0.8%
Freeport-McMoRan Copper & Gold	16,400	911,020
Newmont Mining Corp.	10,700	584,006
		1,495,026
TOTAL MATERIALS		3,110,204
REAL ESTATE 46.8%
DIVERSIFIED 3.7%
American Assets Trust	33,262	707,483
Forest City Enterprises (b)	137,519	2,589,483
Vornado Realty Trust	39,551	3,460,712
		6,757,678
HEALTH CARE 5.8%
Cogdell Spencer	195,600	1,161,864
HCP	62,602	2,375,120
Health Care REIT	70,560	3,700,166
Ventas	61,000	3,312,300
		10,549,450

	Number of Shares	Value
HOTEL 4.1%
DiamondRock Hospitality Co.	40,200	$449,034
Hersha Hospitality Trust	224,139	1,331,386
Host Hotels & Resorts	196,068	3,452,757
Hyatt Hotels Corp., Class A (b)	31,991	1,376,893
Sunstone Hotel Investors (b)	84,500	861,055
		7,471,125
INDUSTRIAL 1.9%
ProLogis	221,527	3,540,002
OFFICE 6.0%
BioMed Realty Trust	13,748	261,487
Boston Properties	54,600	5,178,810
Brandywine Realty Trust	79,523	965,409
Highwoods Properties	16,100	563,661
Hudson Pacific Properties	62,328	916,222
Liberty Property Trust	53,900	1,773,310
SL Green Realty Corp.	17,582	1,322,166
		10,981,065
OFFICE/INDUSTRIAL 0.5%
PS Business Parks	15,735	911,686
RESIDENTIAL 9.8%
APARTMENT 9.3%
Apartment Investment & Management Co.	55,700	1,418,679
AvalonBay Communities	38,200	4,587,056
Campus Crest Communities	33,300	393,939
Education Realty Trust	99,339	797,692
Equity Residential	93,800	5,291,258
Post Properties	41,000	1,609,250
UDR	114,532	2,791,145
		16,889,019
MANUFACTURED HOME 0.5%
Equity Lifestyle Properties	16,000	922,400
TOTAL RESIDENTIAL		17,811,419

	Number of Shares	Value
SELF STORAGE 3.4%
Public Storage	48,300	$5,356,953
Sovran Self Storage	24,000	949,200
		6,306,153
SHOPPING CENTER 10.7%
COMMUNITY CENTER 2.9%
Acadia Realty Trust	93,698	1,772,766
Developers Diversified Realty Corp.	130,944	1,833,216
Federal Realty Investment Trust	11,600	946,096
Urstadt Biddle Properties-Class A	39,213	745,831
		5,297,909
REGIONAL MALL 7.8%
General Growth Properties	83,774	1,296,822
Pennsylvania REIT	133,700	1,907,899
Simon Property Group	94,871	10,166,376
Taubman Centers	17,200	921,576
		14,292,673
TOTAL SHOPPING CENTER		19,590,582
SPECIALTY 0.9%
DuPont Fabros Technology	64,449	1,562,888
TOTAL REAL ESTATE		85,482,048
TECHNOLOGY 10.6%
COMPUTERS 2.2%
Apple (a),(b)	5,700	1,986,165
Hewlett-Packard Co.	21,600	884,952
International Business Machines Corp.	7,400	1,206,718
		4,077,835
INTERNET SERVICE PROVIDER 0.8%
Google (b)	2,500	1,465,525

	Number of Shares	Value
IT SERVICES 0.4%
Automatic Data Processing (a)	14,500	$743,995
SEMICONDUCTORS 1.1%
Intel Corp. (a)	20,800	419,536
Texas Instruments	47,100	1,627,776
		2,047,312
SERVICES 1.1%
Visa-Class A	26,000	1,914,120
SOFTWARE 2.8%
Microsoft Corp.	42,100	1,067,656
Oracle Corp. (a)	85,000	2,836,450
Symantec Corp. (b)	62,500	1,158,750
		5,062,856
TELECOMMUNICATION EQUIPMENT 2.2%
Corning (a)	64,500	1,330,635
Harris Corp.	13,700	679,520
QUALCOMM	35,800	1,962,914
		3,973,069
TOTAL TECHNOLOGY		19,284,712
TELECOMMUNICATION SERVICES 1.4%
AT&T (a)	54,400	1,664,640
Rogers Communications (Canada)	26,400	959,604
		2,624,244
UTILITIES 1.9%
ELECTRIC UTILITIES 0.4%
NextEra Energy (a)	12,400	683,488

		Number of Shares	Value
MULTI UTILITIES 1.5%
PG&E Corp.		22,600	$998,468
Sempra Energy		12,300	658,050
Wisconsin Energy Corp. (a)		36,600	1,116,300
			2,772,818
TOTAL UTILITIES			3,456,306
TOTAL COMMON STOCK (Identified cost—$143,540,613)			180,979,999
SHORT-TERM INVESTMENTS 1.6%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.01%(c)		1,450,017	1,450,017
State Street Institutional Liquid Reserves Fund, 0.19%(c)		1,450,247	1,450,247
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,900,264)			2,900,264

TOTAL INVESTMENTS (Identified cost—$146,440,877)	100.8%		183,880,263

WRITTEN CALL OPTIONS	(0.6)		(979,820)

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)		(418,016)

NET ASSETS (Equivalent to $14.45 per share based on 12,625,748 shares of common stock outstanding)	100.0%		$182,482,427

	Number of Contracts
WRITTEN CALL OPTIONS (0.6)%
S&P 500 Index, USD Strike Price 1,315, 4/16/11	48	$(113,280)
S&P 500 Index, USD Strike Price 1,310, 4/16/11	96	(247,680)
S&P 500 Index, USD Strike Price 1,305, 4/16/11	97	(296,820)
S&P 500 Index, USD Strike Price 1,300, 4/16/11	97	(322,040)
TOTAL WRITTEN CALL OPTIONS (Premiums Received—$584,419)		$(979,820)

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) All or a portion of the security is pledged in connection with written option contracts: $ 16,936,095 has been pledged to brokers.

(b) Non-income producing security.

(c) Rate quoted represents the seven day yield of the fund.

Cohen & Steers Dividend Majors Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges.  In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty when such prices are believed by the Board of Directors to reflect the fair market value.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be

Cohen & Steers Dividend Majors Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$180,979,999	$180,979,999	$—	—
Money Market Funds	2,900,264	—	2,900,264	—
Total Investments	$183,880,263	$180,979,999	$2,900,264	—
Other Financial Instruments*	$(979,820)	$(979,820)	—	—

* Other financial instruments are written option contracts.

Note 2. Derivative Instruments:  The following is a summary of the market valuations of the Fund’s derivative instruments as of March 31, 2011:

Equity contracts	$(979,820)

Cohen & Steers Dividend Majors Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Options:  The Fund may write put or covered call options on an index or a security with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premiums received. Premiums received from writing options which are exercised or closed, are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  If a call option is exercised, the call premium is added to the proceeds of the security sold to determine its gain or loss.  The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract.

Transactions in options written during the three months ended March 31, 2011, were as follows:

	Number of Contracts	Premium
Options outstanding at December 31, 2010	327	$548,269
Options written	1,006	1,642,191
Options terminated in closing transactions	(995)	(1,606,041)

Options outstanding at March 31, 2011	338	$584,419

Note 3. Income Tax Information

As of March 31, 2011, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$37,977,928
Gross unrealized depreciation	(538,542)
Net unrealized appreciation	$37,439,386
Cost for federal income tax purposes	$146,440,877

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name: Adam M. Derechin			Name: James Giallanza
	Title:	President and Principal		Title:	Treasurer and Principal
		Executive Officer			Financial Officer

Date: May 27, 2011